COLUMBIA FUNDS SERIES TRUST II

225 Franklin Street

Boston, MA 02110

June 2, 2014

VIA EDGAR

Ms. Deborah O’Neal-Johnson

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

RE:	Columbia Funds Series Trust II (the Registrant)

Columbia Capital Allocation Aggressive Portfolio

Columbia Capital Allocation Conservative Portfolio

Columbia Capital Allocation Moderate Portfolio

Columbia Income Builder Fund

Post-Effective Amendment No. 109
File No. 333-131683 /811-21852

Dear Ms. O’Neal-Johnson:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant’s Post-Effective Amendment No. 109 (Amendment). This Amendment was filed electronically on May 30, 2014.

If you have any questions regarding this filing, please contact either Ryan C. Larrenaga at 617-385-9536 or Erin Nygard at 612-671-2543.

Sincerely,

/s/ Christopher O. Petersen
Christopher O. Petersen Vice President and Secretary Columbia Funds Series Trust II